SUBSEQUENT EVENT	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENT
 SUBSEQUENT EVENT

On May 5, 2014, acting through our wholly owned subsidiary, Verso Androscoggin Power LLC, or “VAP,” we entered into a credit agreement providing for a $40 million revolving credit facility with Barclays Bank PLC and Credit Suisse AG, Cayman Islands Branch. Subject to the closing of the credit facility, borrowings thereunder will be used (a) to provide cash dividends and other cash distributions to VAP’s sole member, Verso Maine Power Holdings LLC, or “VMPH,” and our other subsidiaries, (b) for ongoing working capital for VAP, and (c) for other general corporate purposes. Borrowings under the credit facility will bear interest at a rate equal to an applicable margin plus, at the option of VAP, either (a) a base rate determined by reference to the highest of the U.S. federal funds rate plus 0.5% the prime rate of the administrative agent, and the adjusted LIBOR for a one-month interest period plus 1.00%, or (b) a eurocurrency rate, or "LIBOR," determined by reference to the cost of funds for eurocurrency deposits in dollars in the London interbank market for the interest period relevant to such borrowing adjusted for certain additional costs. As of May 5, 2014, the applicable margin for advances under the credit facility is 2.00% for base rate advances and 3.00% for LIBOR advances. On and after November 5, 2014, the applicable margin for advances under the credit facility will be 3.00% for base rate advances and 4.00% for LIBOR advances. The credit facility will mature on the earliest to occur of (a) May 5, 2015, (b) the date that is 30 days after the consummation of our pending acquisition of NewPage, and (c) the date that is 60 days after the termination of the Verso-NewPage merger agreement or the abandonment of the NewPage acquisition; however, upon written notice by VAP to the administrative agent, VAP may request that the commitments under the credit facility be converted to extend the maturity date. The debt outstanding under the credit facility will be secured by substantially all of VAP’s assets, which consist principally of four hydroelectric facilities associated with our Androscoggin mill and related electricity transmission equipment. VMPH will guarantee the payment of the debt outstanding under the credit facility, and its guaranty will be secured by a pledge of its equity interest in VAP.

SUBSEQUENT EVENT

On January 3, 2014, Verso Paper, Verso Merger Sub Inc., a Delaware corporation and an indirect, wholly owned subsidiary of Verso Paper, or “Merger Sub,” and NewPage Holdings Inc., a Delaware corporation, or “NewPage,” entered into an Agreement and Plan of Merger, or the “Merger Agreement,” pursuant to which Merger Sub will merge with and into NewPage on the terms and subject to the conditions set forth in the Merger Agreement, or the “Merger,” with NewPage surviving the Merger as an indirect, wholly owned subsidiary of Verso.
The Merger Agreement provides for a series of transactions pursuant to which equity holders of NewPage will receive (i) $250 million in cash, approximately $243 million of which has been paid to NewPage’s stockholders as a dividend from the proceeds of the NewPage Term Loan Facility, plus the cash actually received by NewPage in respect of any exercises of NewPage stock options between the date of the Merger Agreement and the closing of the Merger; (ii) $650 million aggregate principal amount of New First Lien Notes (valued at face value) to be issued at closing; and (iii) shares of Verso common stock representing 20% (subject to potential upward adjustment to 25% under certain circumstances) of the sum of the outstanding shares of Verso common stock as of immediately prior to closing and the shares, if any, underlying vested, in-the-money stock options as of the signing of the Merger Agreement. The amount of New First Lien Notes to be issued in the Merger is subject to downward adjustment, in an amount not to exceed $27 million in value, if NewPage makes certain restricted payments between September 30, 2013 and the closing of the Merger. If the Merger has not closed by August 31, 2014, and the reason for the failure to close by such date, or any subsequent delay in closing after such date, is solely the result of Verso’s failure to take certain actions to satisfy certain closing conditions, the amount of Verso common stock to be issued as Merger Consideration will increase in monthly increments by up to 5% so that the total amount of Verso common stock issued in the Merger Consideration would be up to 25% of the sum of the outstanding shares as of immediately prior to closing and the shares, if any, underlying vested, in-the-money stock options as of the signing of the Merger Agreement.
On January 13, 2014, in accordance with the terms of the Merger Agreement, Verso Holdings and its direct, wholly owned subsidiary, Verso Paper Inc., or collectively the “Issuers,” commenced offers to exchange their new Second Priority Adjustable Senior Secured Notes and new Adjustable Senior Subordinated Notes for any and all of the Issuers’ outstanding 8.75% Second Priority Senior Secured Notes due 2019, or the "Old Second Lien Notes" and 11.38% Senior Subordinated Notes due 2016, or the "Old Subordinated Notes," respectively. The minimum tender conditions for the exchange offers were not satisfied, and the exchange offers and consent solicitations expired by their terms on February 27, 2014, without the Issuers accepting any of the Old Second Lien Notes or Old Subordinated Notes for exchange. We have notified NewPage of our failure to consummate the exchange offers and are exploring all options.

On February 28, 2014, Verso Bucksport Power LLC, an indirect, wholly owned subsidiary of Verso Paper, purchased from Bucksport Energy LLC for nominal consideration its 72% undivided interest in the cogeneration power plant located at our Bucksport mill.  Following the transaction, Verso Paper owns, through two of our subsidiaries, the entire ownership interest in the cogeneration power plant.